Interest-bearing Financial Liabilities - Summary of Interest-bearing Financial Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Long-term portion of interest-bearing financial liabilities:
Long-term debt (Notes 28 and 29)	₱ 217,288	₱ 241,075
Current portion of interest-bearing financial liabilities:
Long-term and short-term debt maturing within one year (Notes 28 and 29)	32,292	11,482
Borrowings	₱ 249,580	₱ 252,557